Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of June 30,
	2025	2024
Vehicles	$1,300,056	$1,787,852
Machinery and equipment	526,549	476,924
Office and electronic equipment	119,005	115,029
Leasehold improvement	64,428	63,510
Software	11,525	11,361
Construction in progress	-	3,553
Subtotal	2,021,563	2,458,229
Less: accumulated depreciation of property and equipment	(1,204,471)	(1,167,822)
Less: impairment charges of property and equipment	(103,690)	(199,670)
Total property and equipment, net	$713,402	$1,090,737